                                                                  April 21, 2023


                             PIONEER CAT BOND FUND


              SUPPLEMENT TO THE PROSPECTUS DATED DECEMBER 5, 2022


FUND SUMMARY
Effective April 28, 2023, the following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Amundi Asset Management US, Inc. ("Amundi
                       US")
PORTFOLIO MANAGEMENT   Chin Liu, Managing Director, Director of
                       Insurance-Linked Securities and Director of Fixed
                       Income Solutions of Amundi US (portfolio manager
                       of the fund since 2022)

MANAGEMENT
Effective April 28, 2023, the following replaces the corresponding information under the heading "Portfolio management" in the section entitled "Management":

Day-to-day management of the fund's portfolio is the responsibility of Chin Liu. The portfolio manager is supported by Amundi US's fixed income team. Members of this team manage other Pioneer funds investing primarily in fixed income securities. The portfolio manager and the team also may draw upon the research and investment management expertise of the global research teams, which provide fundamental and quantitative research and include members from one or more of Amundi US's affiliates.

Mr. Liu is a Managing Director, Director of Insurance-Linked Securities and Director of Fixed Income Solutions of Amundi US. He joined Amundi US in 2007 and has been an investment professional since 2005. Mr. Liu has served as a portfolio manager of the fund since 2022.




                                                                   33305-00-0423
                                     (Copyright)2023 Amundi Distributor US, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC
___________________________________________________________________________

                                                                  April 21, 2023


                             PIONEER CAT BOND FUND


          SUPPLEMENT TO THE SUMMARY PROSPECTUS DATED DECEMBER 5, 2022


FUND SUMMARY
Effective April 28, 2023, the following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Amundi Asset Management US, Inc. ("Amundi
                       US")
PORTFOLIO MANAGEMENT   Chin Liu, Managing Director, Director of
                       Insurance-Linked Securities and Director of
                       Fixed Income Solutions of Amundi US (portfolio
                       manager of the fund since 2022)

                                                                   33304-00-0423
                                     (Copyright)2023 Amundi Distributor US, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC